Supplement  to:

Calvert  Socially  Responsible  Prospectus
Calvert  Social  Investment  Fund

and

Class  I  (Institutional)  Shares  Prospectus
Calvert  Social  Investment  Fund


Prospectuses  dated  January  31,  2000
Date  of  Supplement:  December  6,  2000



The name of the Calvert Social Investment Fund (CSIF) Managed Index Portfolio will be changed to CSIF Enhanced Equity Portfolio, effective December 29, 2000. All references in the Prospectuses to "Managed Index" should be changed to "Enhanced Equity" as of that date.